Convertible Note (Details) - USD ($)	Jun. 28, 2023	Dec. 09, 2022
Convertible Note (Details) [Line Items]
Original principal amount		$ 3,000,000
Maturity date	12 months	12 months
Conversion price (in Dollars per share)		$ 12
Convertible shares (in Shares)		250,000
Principal amount	$ 3,000,000
Conversion price (in Dollars per share)	$ 3
Convertible Notes [Member]
Convertible Note (Details) [Line Items]
Bullet interest rate	7.00%	7.00%
Common Class A [Member]
Convertible Note (Details) [Line Items]
Principal amount	$ 1,000,000